Results by business segment (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Disclosure of operating segments

	For the three months ended April 30, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,085	$666	$–	$87	$1,121	$(105)	$4,854
Non-interest income	1,442	2,728	536	447	1,597	14	6,764
Total revenue	4,527	3,394	536	534	2,718	(91)	11,618
Provision for credit losses	35	(2)	–	(2)	(127)	–	(96)
Insurance policyholder benefits, claims and acquisition expense	–	–	149	–	–	–	149
Non-interest expense	1,915	2,495	140	375	1,468	(14)	6,379
Income (loss) before income taxes	2,577	901	247	161	1,377	(77)	5,186
Income taxes (recoveries)	669	210	60	41	306	(115)	1,171
Net income	$1,908	$691	$187	$120	$1,071	$38	$4,015
Non-interest expense includes:
Depreciation and amortization	$229	$218	$15	$47	$126	$1	$636

	For the three months ended April 30, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,149	$737	$–	$74	$1,456	$49	$5,465
Non-interest income	1,251	2,085	197	635	857	(157)	4,868
Total revenue	4,400	2,822	197	709	2,313	(108)	10,333
Provision for credit losses	1,706	91	1	14	1,017	1	2,830
Insurance policyholder benefits, claims and acquisition expense	–	–	(177)	–	–	–	(177)
Non-interest expense	1,947	2,169	148	392	1,291	(5)	5,942
Income (loss) before income taxes	747	562	225	303	5	(104)	1,738
Income taxes (recoveries)	215	138	45	77	(100)	(118)	257
Net income	$532	$424	$180	$226	$105	$14	$1,481
Non-interest expense includes:
Depreciation and amortization	$223	$223	$14	$54	$127	$–	$641

	For the six months ended April 30, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$6,246	$1,332	$–	$178	$2,320	$(187)	$9,889
Non-interest income	2,844	5,449	2,345	921	3,106	7	14,672
Total revenue	9,090	6,781	2,345	1,099	5,426	(180)	24,561
Provision for credit losses	200	(31)	–	(4)	(150)	(1)	14
Insurance policyholder benefits, claims and acquisition expense	–	–	1,555	–	–	–	1,555
Non-interest expense	3,893	5,058	289	776	2,909	(4)	12,921
Income (loss) before income taxes	4,997	1,754	501	327	2,667	(175)	10,071
Income taxes (recoveries)	1,296	414	113	84	529	(227)	2,209
Net income	$3,701	$1,340	$388	$243	$2,138	$52	$7,862
Non-interest expense includes:
Depreciation and amortization	$453	$438	$29	$96	$251	$2	$1,269

	For the six months ended April 30, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$6,375	$1,475	$–	$132	$2,617	$87	$10,686
Non-interest income	2,635	4,513	2,191	1,174	2,244	(274)	12,483
Total revenue	9,010	5,988	2,191	1,306	4,861	(187)	23,169
Provision for credit losses	2,048	89	1	14	1,096	1	3,249
Insurance policyholder benefits, claims and acquisition expense	–	–	1,437	–	–	–	1,437
Non-interest expense	3,931	4,539	301	794	2,726	29	12,320
Income (loss) before income taxes	3,031	1,360	452	498	1,039	(217)	6,163
Income taxes (recoveries)	813	313	91	129	52	(225)	1,173
Net income	$2,218	$1,047	$361	$369	$987	$8	$4,990
Non-interest expense includes:
Depreciation and amortization	$457	$433	$29	$104	$254	$–	$1,277

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
Total assets and total liabilities by business segment

	As at April 30, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$523,063	$133,488	$21,011	$217,607	$669,157	$50,990	$1,615,316
Total liabilities	522,979	133,468	21,263	217,519	668,854	(41,589)	1,522,494

	As at October 31, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$509,679	$129,706	$21,253	$230,695	$688,054	$45,161	$1,624,548
Total liabilities	509,682	129,673	21,311	230,618	688,314	(41,817)	1,537,781